Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Assets [Abstract]
Inventory		¥ 1,080		¥ 998
Advances to suppliers		1,583		1,372
Prepaid taxes	[1]	153,446		150,702
Prepaid service fees		13,606		10,323
Other		286		253
Less: impairment on advance to supplier and prepaid service fees		(4,546)		(4,546)
Total		¥ 165,455	$ 23,660	¥ 159,102

[1]	Prepaid taxes were mainly the deductible VAT which can be deducted in the future.